Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 136,219	$ 165,665
Restricted cash	23,129	28,606
Accounts receivable, net of allowance of $18,247 (December 31, 2021 - $13,984) (note 2)	635,942	551,564
Income tax recoverable	20,894	6,842
Inventories (note 7)	242,341	161,387
Prepaid expenses and other current assets	50,347	50,596
Assets, Current, Total	1,108,872	964,660
Other receivables	4,881	4,719
Other assets	31,972	14,619
Deferred income tax (note 15)	1,696	1,760
Fixed assets (note 8)	167,012	138,066
Operating lease right-of-use assets (note 5)	205,544	159,730
Intangible assets (note 9)	368,451	382,107
Goodwill (note 10)	886,086	843,362
Assets, Noncurrent, Total	1,665,642	1,544,363
Assets, Total	2,774,514	2,509,023
Current liabilities
Accounts payable	115,989	100,125
Accrued liabilities (note 7)	282,324	286,404
Income tax payable	2,787	2,554
Unearned revenues	125,542	116,415
Operating lease liabilities - current (note 5)	49,145	48,047
Long-term debt - current (note 11)	35,665	57,436
Contingent acquisition consideration - current (note 18)	25,537	7,491
Liabilities, Current, Total	636,989	618,472
Long-term debt - non-current (note 11)	698,798	595,368
Operating lease liabilities - non-current (note 5)	168,557	122,337
Contingent acquisition consideration (note 18)	8,651	24,855
Unearned revenues	17,864	15,083
Other liabilities	51,663	71,981
Deferred income tax (note 15)	51,097	42,070
Liabilities, Noncurrent, Total	996,630	871,694
Redeemable non-controlling interests (note 12)	233,429	219,135
Shareholders' equity	907,466	799,722
Liabilities and Equity, Total	2,774,514	2,509,023
Commitments and contingent liabilities (note 19)